Long Term Borrowings (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended
	Mar. 24, 2012	Mar. 26, 2011	Mar. 24, 2012	Mar. 26, 2011	Sep. 24, 2011	Sep. 25, 2010	Sep. 26, 2009	Mar. 24, 2012 Revolving Credit Facility [Member]	Sep. 24, 2011 Revolving Credit Facility [Member]	Mar. 27, 2010 Senior Notes Due 2020 [Member]	Mar. 24, 2012 Senior Notes Due 2020 [Member]	Sep. 24, 2011 Senior Notes Due 2020 [Member]	Sep. 25, 2010 Senior Notes Due 2020 [Member]	Mar. 24, 2012 Amended Credit Agreement Due 2017 [Member]	Mar. 24, 2012 Amended Credit Agreement Due 2017 [Member]	Apr. 25, 2012 Amended Credit Agreement Due 2017 [Member]	Sep. 24, 2011 Amended Credit Agreement Due 2017 [Member]
Debt Instrument [Line Items]
Long-term borrowings	$ 348,277		$ 348,277		$ 348,169	$ 347,953		$ 100,000	$ 100,000		$ 248,277	$ 248,169	$ 247,953
Percentage of wholly-owned subsidiary (in hundredths)	100.00%		100.00%
Aggregate principal amount										250,000	250,000
Stated interest rate (in hundredths)											7.375%	7.375%
Percentage of principal amount at which debt was issued (in hundredths)											99.136%
Maturity date									Jun. 25, 2013		Mar. 15, 2020	Mar. 15, 2020
Percentage of the principal amount repurchase offer under change of control provision (in hundredths)											101.00%	101.00%
Number of days after the consummation of the change of control that a rating decline may occur to trigger offer to repurchase debt (in days)											90D	90D
Unamortized discount											1,723	1,831	2,047
Date public offering completed										2010-03-23					2012-01-05
Revolving Credit Facility, term (in years)								5Y	4
Revolving Credit Facility, maximum amount									250,000					250,000	250,000	400,000
Standby letters of credit issued under the Revolving Credit Facility								46,926	54,856					100,000	100,000		100,000
Outstanding standby letters of credit, maximum expiration date of outstanding								Apr. 15, 2013						Jan. 05, 2017	Jan. 05, 2017
Loss on debt extinguishment	507	0	507	0	0	9,473	4,624							507	507
Available borrowing capacity under Revolving Credit Facility								103,074	95,144
Interest rate swap agreement [Abstract]
Notional amount	100,000		100,000
Effective date			Mar. 31, 2010		Mar. 31, 2010										Jun. 25, 2013
Termination date			Jun. 25, 2013		Jun. 25, 2013										Jan. 05, 2017
Fixed interest rate (in hundredths)	3.12%		3.12%		3.12%									1.63%	1.63%
Revolving Credit Facility, interest rate description								Borrowings under the Revolving Credit Facility bear interest at prevailing interest rates based upon, at the Operating Partnership's option, LIBOR plus the applicable margin or the base rate, defined as the higher of the Federal Funds Rate plus 1/2 of 1%, the agent bank's prime rate, or LIBOR plus 1%, plus in each case the applicable margin. The applicable margin is dependent upon the Partnership's ratio of total debt to EBITDA on a consolidated basis, as defined in the Revolving Credit Facility.	Borrowings under the Revolving Credit Facility bear interest at prevailing interest rates based upon, at the Operating Partnership's option, LIBOR plus the applicable margin or the base rate, defined as the higher of the Federal Funds Rate plus 1/2 of 1, the agent bank's prime rate, or LIBOR plus 1, plus in each case the applicable margin.
Revolving Credit Facility, approximate interest rate at period end (in hundredths)								2.30%	3.25%
Revolving Credit Facility and 2020 Senior Notes covenants [Abstract]
Total consolidated interest coverage ratio, minimum	2.5 to 1.0		2.5 to 1.0		2.5 to 1.0
Total consolidated leverage ratio, maximum	4.75 to 1.0		4.75 to 1.0		4.5 to 1.0
Senior secured consolidated leverage ratio, maximum	3.0 to 1.0		3.0 to 1.0		3.0 to 1.0
Consolidated fixed charge coverage ratio, minimum	1.75 to 1		1.75 to 1		1.75 to 1
Debt origination costs [Abstract]
Capitalized debt origination costs	8,292		8,292		7,207	9,157
Long-term debt maturities [Abstract]
Long-term debt maturities, 2012	0		0		0
Long-term debt maturities, 2013	0		0		100,000
Long-term debt maturities, 2014	0		0		0
Long-term debt maturities, 2015	0		0		0
Long-term debt maturities, 2016	0		0
Long-term debt maturities thereafter	350,000		350,000
Loss on the extinguishment of debt related to write-off in unamortized debt origination costs and unamortized discount	507		507
Capitalized debt origination costs	$ 2,420		$ 2,420